Income Taxes - Provision for Taxes on Losses/Income from Continuing Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Jan. 31, 2013	Oct. 31, 2012	Jul. 31, 2012	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Components Of Income Tax Expense Benefit [Line Items]
Current, Foreign									$ 34,302	$ 52,658	$ 38,696
Deferred, Foreign									15,298	(13,374)	(10,411)
Foreign, Total									49,600	39,284	28,285
Current, Total									35,015	53,368	42,639
Deferred, Total									16,876	(17,718)	(9,410)
Provision for income taxes	27,992	7,378	10,047	6,474	6,185	13,971	11,259	4,235	51,891	35,650	33,229
United States [Member]
Components Of Income Tax Expense Benefit [Line Items]
Current, U.S. Federal									624	592	3,286
Deferred, U.S. Federal									1,315	(3,620)	834
U.S. Federal, Total									1,939	(3,028)	4,120
Current, State									89	118	657
Deferred, State									263	(724)	167
State, Total									$ 352	$ (606)	$ 824